Transactions with Related Parties - Management Fees (Table) (Details) - Tsakos Energy Management Limited $ in Thousands	Jun. 30, 2017 USD ($)
Related Party Transaction [Line Items]
July to December 2017	$ 10,145
2018	20,376
2019	20,447
2020	20,447
2021	20,447
2022 to 2027	111,220
Total	$ 203,082